PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Office computer equipment USD ($)	Dec. 31, 2013 Office computer equipment CNY	Dec. 31, 2012 Office computer equipment CNY	Dec. 31, 2013 Office furniture and equipment USD ($)	Dec. 31, 2013 Office furniture and equipment CNY	Dec. 31, 2012 Office furniture and equipment CNY	Dec. 31, 2013 Software USD ($)	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2013 Servers and network equipment USD ($)	Dec. 31, 2013 Servers and network equipment CNY	Dec. 31, 2012 Servers and network equipment CNY	Dec. 31, 2013 Motor vehicles USD ($)	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Leasehold improvements USD ($)	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross (excluding construction in progress)	$ 73,457	444,687	438,281		$ 1,642	9,938	16,251	$ 2,254	13,643	11,948	$ 2,352	14,241	7,987	$ 62,534	378,560	380,413	$ 248	1,510	2,609	$ 4,427	26,795	19,073
Less: Accumulated depreciation	(36,747)	(222,458)	(240,345)
Construction in progress			2,745
Property and equipment, net	36,710	222,229	200,681
Impairment charges on property and equipment	3,388	20,512	0	0
Depreciation
Depreciation expense	$ 18,352	111,098	81,609	45,670